SHARE CAPITAL (Narrative) (Details)		2 Months Ended	4 Months Ended	12 Months Ended
	Jun. 13, 2018 USD ($) shares	Mar. 31, 2024 USD ($) shares	Jul. 31, 2024 $ / shares shares	Jan. 31, 2024 USD ($) $ / shares shares	Jan. 31, 2024 USD ($) shares
Class of Stock [Line Items]
Number of shares delivered to the vendors of EFF | shares	1,977,500
Value of shares delivered to the vendors of EFF | $	$ 1,905,635
Remaining number of shares to be delivered | shares		1,184,407		1,184,407	1,184,407
Warrants outstanding and exercisable intrinsic value | $		$ 0		$ 0	$ 0
Number of warrants expired | shares					2,040,000
Weighted average exercise price of warrants expired | $ / shares				$ 1
Maximum term of options		10 years
Stock options outstanding and exercisable intrinsic value | $		$ 0		$ 0	$ 0
Share-based compensation | $		$ 0			$ 22,128
Subsequent Event [Member]
Class of Stock [Line Items]
Number of warrants expired | shares			1,200,000
Weighted average exercise price of warrants expired | $ / shares			$ 1.5